Liabilities to Credit Institutions - Additional Information (Details) $ in Thousands, ¥ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance	$ 517,765		$ 523,049
CMB Credit Facility
Liabilities To Credit Institutions [Line Items]
Utilized loan amount	$ 4,400	¥ 30.0	$ 2,800	¥ 20.0
CMB Credit Facility | Working Capital Credit Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance					$ 4,200	¥ 30.0